Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Notes Payable

Notes payable consist of the following at:

	March 31, 2013	December 31, 2012
		(audited)
Notes payable to various individuals, 12% interest rate, entered into in August 2011, due on demand	$14,948	$14,948

Note payable to an individual, 8% interest rate, entered into in November 2011, due on demand	20,000	20,000

Note payable to an individual, 8% interest rate, entered into in January 2012, due on demand	10,000	10,000

Secured note payable, 10% interest rate, entered into in December 2011, due June 20, 2013, net of discount of $32,986 and $0, respectively	67,014	100,000

Secured note payable to an individual, 10% interest rate, entered into in January 2013, due on January 16, 2014	75,000	-

Secured note payable to an individual, 10% interest rate, entered into in February 2013, due on February 19, 2014	25,000	-

Note payable to an individual, interest due of $2,500, entered into in March 2013, due from May to July 2013	60,000	-

	271,962	144,948

Less current portion	(271,962)	(144,948)

	$-	$-

Notes payable consist of the following at:

	December 31, 2012	December 31, 2011

Notes payable to various individuals, 12% interest rate, entered into in August 2011, due on demand	$14,948	$14,948

Note payable to an individual, 8% interest rate, entered into in November 2011, due on demand	20,000	20,000

Note payable to an individual, 8% interest rate, entered into in January 2012, due on demand	10,000	-

Secured note payable, 10% interest rate, entered into in December 2011, due on demand, net of discount of $0 and $91,120, respectively	100,000	8,880
	144,948	43,828

Less current portion	(144,948)	(43,828)
	$-	$-

Schedule of Convertible Notes Payable

Convertible Notes Payable

	March 31, 2013	December 31, 2012
		(audited)
Convertible notes payable consist of the following at:

Secured convertible note, 8% interest rate, entered into in March 2012, originally due September 2012 (modified from promissory note in July 2012), now due on demand with default interest rate of 13%	100,000	100,000

Secured convertible note, 10% interest rate, entered into in April 2012, now due on demand with default interest rate of 15%	10,000	10,000

Secured convertible notes, 10% interest rate, entered into on May 18, 2012, originally due May 18, 2013, now due on demand with default interest rate of 15%, net of discount of $5,625 and $16,875, respectively	39,375	28,125

Secured convertible note, 10% interest rate, entered into on May 22, 2012, originally due May 22, 2013, now due on demand with default interest rate of 15%, net of discount of $11,667 and $29,167, respectively	58,333	40,833

Secured convertible note, 10% interest rate, entered into in June 2012, originally due June 2013, now due on demand with default interest rate of 15%, net of discount of $11,667 and $25,667, respectively	44,333	30,333

Secured convertible note, 10% interest rate, entered into in July 2012, due July 2013, net of discount of $0 and $8,334, respectively	100,000	91,666

Secured convertible note, 10% interest rate, entered into on August 3, 2012, now due on demand with default interest rate of 15%, net of discount of $0 and $1,667, respectively	10,000	8,333

Secured convertible note, 10% interest rate, entered into on August 8, 2012, originally due February 8, 2013, now due on demand with default interest rate of 15%, net of discount of $0 and $4,166, respectively	25,000	20,834

Secured convertible note, 10% interest rate, entered into on September 2012, due September 2013, net of discount of $4,791 and $7,292, respectively	5,209	2,708
	392,250	332,832
Less current portion	(392,250)	(332,832)
	$-	$-

Convertible notes payable consist of the following at December 31, 2012:

Secured convertible note, 8% interest rate, entered into in March 2012, originally due September 2012 (modified from promissory note in July 2012), now due in March 2013 with default interest rate of 13%	100,000

Secured convertible note, 10% interest rate, entered into in April 2012, originally due October 2012, now due on demand with default interest rate of 15%, net of discount of $0	10,000

Secured convertible note, 10% interest rate, entered into on May 18, 2012, due May 18, 2013, net of discount of $16,875	28,125

Secured convertible note, 10% interest rate, entered into on May 22, 2012, due May 22, 2013, net of discount of $29,167	40,833

Secured convertible note, 10% interest rate, entered into in June 2012, due June 2013, net of discount of $25,667	30,333

Secured convertible note, 10% interest rate, entered into in July 2012, due July 2013, net of discount of $8,334	91,666

Secured convertible note, 10% interest rate, entered into on August 3, 2012, due February 3, 2013, net of discount of $1,667	8,333

Secured convertible note, 10% interest rate, entered into on August 8, 2012, due February 8, 2013, net of discount of $4,166	20,834

Secured convertible note, 10% interest rate, entered into on September 2012, due September 2013, net of discount of $7,292	2,708
332,832

Less current portion	(332,832)

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